1
See Notes to Consolidated Schedule of Investments.
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (unaudited)
March 31, 2024
DATE
ACQUIRED FOOTNOTE LOCATION COST

FAIR
VALUE
PRIVATE INVESTMENTS - 86.4%
PRIVATE EQUITY INVESTMENTS - 75.6%
Renewable Power & Transition 34.7%
Canadian Wind Portfolio (Ontario Wind) November 2022 2,3,4,5 North America $ 107,792,812 $ 113,732,543
Colombian Renewable Power ( Isagen ) December 2022 2,4,5,6 Latin America 102,221,233 103,733,700
Nuclear Services (Westinghouse) November 2023 2,4,5,6 North America 115,000,000 125,956,556
Terraform Renewable Power (TERP) November 2022 2,4,5,6 Global 195,081,059 198,831,710
U.K. Renewables ( OnPath ) December 2023 2,4,5,6 Europe 18,647,461 19,610,172
U.S. Hydro (Smoky Mountain) March 2023 2,3,4,5 North America 142,417,324 145,630,764
Total Renewable Power & Transition 681,159,889 707,495,445
Utilities 21.3%
Australian Utility ( AusNet Services) November 2022 2,3,4,5 Asia Pacific 92,214,111 97,033,620
North American Residential Infrastructure ( Enercare ) November 2022 2,3,4,5 North America 111,821,390 125,832,211
North American Residential Infrastructure ( Homeserve ) January 2023 2,4,5,6 North America 94,949,535 98,944,869
U.K. Utility (SGN) November 2022 2,3,4,5 Europe 51,268,087 54,823,912
U.S. Utility (FirstEnergy Transmission) November 2022 2,4,5,6 North America 56,033,140 57,797,112
Total Utilities 406,286,263 434,431,724
Midstream 8.5%
Canadian Midstream (Inter Pipeline) November 2022 2,3,4,5 North America 164,782,277 173,970,483
Total Midstream 164,782,277 173,970,483
Transport 6.4%
European LNG Vessels ( Knutsen LNG) March 2023 2,4,5 Europe 37,420,208 37,710,049
Global Container Network (Triton International) April 2023 2,4,5,6 North America 91,275,740 93,332,431
Total Transport 128,695,948 131,042,480
Data 4.7%
European Telecom Towers (GD Towers) February 2023 2,4,5,6 Europe 90,091,508 95,481,480
U.S. Semiconductor Foundry (Intel Partnership) January 2023 2,3,4,5 North America – –
Total Data 90,091,508 95,481,480
Total PRIVATE EQUITY INVESTMENTS 1,471,015,885 1,542,421,612
PRIVATE DEBT INVESTMENTS - 10.8%
BII BID Aggregator A L.P. December 2023 2,4,5,7 North America 131,962,318 133,920,961
BII BID Aggregator B L.P. December 2023 2,4,5,7 North America 82,705,448 86,092,715
Total PRIVATE DEBT INVESTMENTS 214,667,766 220,013,676
Total PRIVATE INVESTMENTS 1,685,683,651 1,762,435,288
FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 17.8%
Corporate Bonds 13.0%
Infrastructure Services 1.1%
GFL Environmental, Inc., 3.75%, 08/01/2025 8 North America 830,000 808,106
Republic Services, Inc., 2.50%, 08/15/2024 North America 14,571,000 14,399,652
Republic Services, Inc., 2.90%, 07/01/2026 North America 1,050,000 1,006,334
Waste Connections, Inc., 4.25%, 12/01/2028 North America 2,640,000 2,575,157
Waste Management, Inc., 3.15%, 11/15/2027 North America 2,160,000 2,048,546
Waste Management, Inc., 3.50%, 05/15/2024 North America 150,000 149,601
Xylem, Inc., 1.95%, 01/30/2028 North America 1,780,000 1,598,974
Total Infrastructure Services 23,181,000 22,586,370
Media 0.6%
CCO Holdings LLC, 6.38%, 09/01/2029 8 North America 855,000 811,069
Charter Communications Operating LLC, 4.91%, 07/23/2025 North America 4,195,000 4,144,530
Comcast Corp., 2.35%, 01/15/2027 North America 4,825,000 4,515,322

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2024
See Notes to Consolidated Schedule of Investments.

Brookfield
FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 17.8% (continued)
Corporate Bonds 13.0% (continued)
Media 0.6% (continued)
Cox Communications, Inc., 3.50%, 08/15/2027 8 North America $ 1,780,000 $ 1,691,830
Total Media 11,655,000 11,162,751
Oil Gas Transportation & Distribution 3.5%
Antero Midstream Partners LP, 5.75%, 03/01/2027 8 North America 830,000 819,572
Boardwalk Pipelines LP, 4.45%, 07/15/2027 North America 4,180,000 4,080,663
Buckeye Partners LP, 4.13%, 12/01/2027 North America 1,225,000 1,152,928
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027 North America 3,040,000 3,034,648
Cheniere Energy, Inc., 4.63%, 10/15/2028 North America 2,630,000 2,546,079
DCP Midstream Operating LP, 5.63%, 07/15/2027 North America 2,040,000 2,056,275
DT Midstream, Inc., 4.13%, 06/15/2029 8 North America 885,000 813,614
Enbridge, Inc., 3.70%, 07/15/2027 North America 3,385,000 3,254,913
Energy Transfer LP, 2.90%, 05/15/2025 North America 1,090,000 1,058,144
Energy Transfer LP, 3.90%, 05/15/2024 North America 5,000,000 4,988,729
EnLink Midstream LLC, 5.38%, 06/01/2029 North America 1,705,000 1,673,038
Enterprise Products Operating LLC, 3.70%, 02/15/2026 North America 2,120,000 2,071,845
EQM Midstream Partners LP, 7.50%, 06/01/2027 8 North America 800,000 820,011
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 8 North America 550,000 540,757
Gulfstream Natural Gas System LLC, 6.19%, 11/01/2025 8 North America 840,000 843,170
Hess Midstream Operations LP, 5.13%, 06/15/2028 8 North America 1,705,000 1,648,479
Kinder Morgan, Inc., 4.30%, 06/01/2025 North America 3,130,000 3,086,107
MPLX LP, 4.00%, 02/15/2025 North America 3,040,000 2,996,574
MPLX LP, 4.00%, 03/15/2028 North America 1,780,000 1,714,763
NuStar Logistics LP, 6.00%, 06/01/2026 North America 815,000 811,289
ONEOK, Inc., 2.75%, 09/01/2024 North America 1,570,000 1,551,798
ONEOK, Inc., 3.20%, 03/15/2025 North America 1,245,000 1,213,836
Parkland Corp., 5.88%, 07/15/2027 8 North America 830,000 822,849
Plains All American Pipeline LP, 4.65%, 10/15/2025 North America 4,050,000 3,995,538
Rockies Express Pipeline LLC, 3.60%, 05/15/2025 8 North America 835,000 815,063
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025 North America 1,985,000 1,982,794
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024 North America 1,459,000 1,458,564
Targa Resources Partners LP, 6.88%, 01/15/2029 North America 4,655,000 4,785,354
TransCanada PipeLines Ltd., 4.88%, 01/15/2026 North America 4,050,000 4,023,333
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/2028 North America 3,280,000 3,161,224
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 8 North America 900,000 810,004
Western Midstream Operating LP, 4.75%, 08/15/2028 North America 2,120,000 2,062,284
Williams Cos., Inc. (The), 4.55%, 06/24/2024 North America 5,624,000 5,609,878
Total Oil Gas Transportation & Distribution 73,393,000 72,304,117
Real Estate 0.0%
Crown Castle, Inc., 5.00%, 01/11/2028 North America 529,000 523,461
Telecommunication Services 1.7%
American Tower Corp., 3.38%, 05/15/2024 North America 1,165,000 1,161,493
American Tower Corp., 3.65%, 03/15/2027 North America 1,780,000 1,707,179
American Tower Corp., 5.25%, 07/15/2028 North America 1,600,000 1,600,589
AT&T, Inc., 1.70%, 03/25/2026 North America 3,730,000 3,488,254
Cogent Communications Group, Inc., 3.50%, 05/01/2026 8 North America 660,000 628,370
Crown Castle, Inc., 4.45%, 02/15/2026 North America 2,835,000 2,788,540
Digital Realty Trust LP, 3.70%, 08/15/2027 North America 2,145,000 2,048,962
Equinix, Inc., 1.80%, 07/15/2027 North America 1,390,000 1,244,708
Equinix, Inc., 2.63%, 11/18/2024 North America 4,056,000 3,974,340
Rogers Communications, Inc., 3.20%, 03/15/2027 North America 2,635,000 2,501,502
SBA Communications Corp., 3.88%, 02/15/2027 North America 1,770,000 1,684,879
Sprint Capital Corp., 6.88%, 11/15/2028 North America 1,200,000 1,277,209

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2024
See Notes to Consolidated Schedule of Investments.
FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 17.8% (continued)
Corporate Bonds 13.0% (continued)
Telecommunication Services 1.7% (continued)
TELUS Corp., 3.70%, 09/15/2027 North America $ 1,780,000 $ 1,703,372
T-Mobile USA, Inc., 3.50%, 04/15/2025 North America 5,350,000 5,246,224
Verizon Communications, Inc., 2.63%, 08/15/2026 North America 4,655,000 4,411,929
Total Telecommunication Services 36,751,000 35,467,550
Transportation 0.7%
Canadian National Railway Co., 2.75%, 03/01/2026 North America 1,780,000 1,710,812
Canadian Pacific Railway Co., 1.35%, 12/02/2024 North America 765,000 743,956
Canadian Pacific Railway Co., 1.75%, 12/02/2026 North America 1,780,000 1,635,353
Canadian Pacific Railway Co., 2.90%, 02/01/2025 North America 2,520,000 2,462,952
CSX Corp., 2.60%, 11/01/2026 North America 3,160,000 2,989,617
Union Pacific Corp., 4.75%, 02/21/2026 North America 4,025,000 4,020,107
Total Transportation 14,030,000 13,562,797
Utility 5.1%
AEP Texas, Inc., 3.85%, 10/01/2025 8 North America 2,079,000 2,016,115
AES Corp. (The), 3.30%, 07/15/2025 8 North America 3,185,000 3,085,670
Ameren Corp., 1.75%, 03/15/2028 North America 2,545,000 2,247,817
Ameren Corp., 2.50%, 09/15/2024 North America 4,337,000 4,273,796
Black Hills Corp., 5.95%, 03/15/2028 North America 2,040,000 2,106,748
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028 North America 2,660,000 2,688,471
Clearway Energy Operating LLC, 4.75%, 03/15/2028 8 North America 875,000 831,799
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/2024 North America 5,606,000 5,600,593
CMS Energy Corp., 3.45%, 08/15/2027 North America 2,130,000 2,023,074
Consolidated Edison Co. of New York, Inc., 4.00%, 12/01/2028 North America 3,155,000 3,073,470
Constellation Energy Generation LLC, 3.25%, 06/01/2025 North America 2,120,000 2,072,307
Dominion Energy, Inc., 2.85%, 08/15/2026 North America 1,780,000 1,683,821
Dominion Energy, Inc., 3.07%, 08/15/2024 North America 1,165,000 1,152,249
DTE Energy Co., 1.05%, 06/01/2025 North America 2,160,000 2,051,142
Duke Energy Corp., 2.65%, 09/01/2026 North America 2,175,000 2,052,718
Duke Energy Corp., 3.75%, 04/15/2024 North America 5,088,000 5,083,931
Edison International, 3.55%, 11/15/2024 North America 10,260,000 10,121,562
Edison International, 4.95%, 04/15/2025 North America 1,440,000 1,428,207
Entergy Corp., 0.90%, 09/15/2025 North America 3,270,000 3,065,744
Evergy , Inc., 2.45%, 09/15/2024 North America 3,418,000 3,364,750
Eversource Energy, 2.90%, 10/01/2024 North America 5,808,000 5,720,698
Eversource Energy, 4.20%, 06/27/2024 North America 760,000 757,435
Eversource Energy, 5.45%, 03/01/2028 North America 890,000 901,183
Exelon Corp., 3.40%, 04/15/2026 North America 2,120,000 2,049,724
FirstEnergy Corp., 4.15%, 07/15/2027 North America 1,255,000 1,203,597
Fortis, Inc., 3.06%, 10/04/2026 North America 3,160,000 2,991,796
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028 North America 1,800,000 1,593,175
NextEra Energy Capital Holdings, Inc., 4.26%, 09/01/2024 North America 765,000 759,904
NiSource, Inc., 3.49%, 05/15/2027 North America 2,130,000 2,032,490
NRG Energy, Inc., 6.63%, 01/15/2027 North America 805,000 805,625
Pacific Gas and Electric Co., 3.15%, 01/01/2026 North America 2,130,000 2,047,007
PPL Capital Funding, Inc., 3.10%, 05/15/2026 North America 1,780,000 1,703,100
Public Service Electric and Gas Co., 3.00%, 05/15/2027 North America 2,900,000 2,742,423
Sempra, 3.30%, 04/01/2025 North America 2,135,000 2,088,945
Sempra Global, 3.25%, 01/15/2032 8 North America 1,015,000 838,342
Southern Co. (The), 4.48%, 08/01/2024 North America 11,576,000 11,518,336
Vistra Operations Co. LLC, 5.13%, 05/13/2025 8 North America 900,000 892,040
WEC Energy Group, Inc., 4.75%, 01/15/2028 North America 1,780,000 1,768,056
Xcel Energy, Inc., 3.30%, 06/01/2025 North America 2,040,000 1,985,732
Total Utility 107,237,000 104,423,592

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2024
See Notes to Consolidated Schedule of Investments.

Brookfield
The following notes should be read in conjunction with the accompanying Consolidated Schedule of Investments.
FOOTNOTE LOCATION
PRINCIPAL
AMOUNT
FAIR
VALUE
PUBLIC SECURITIES 17.8% (continued)
Corporate Bonds 13.0% (continued)
Media 0.0%
Sunrise FinCo I BV, 4.88%, 07/15/2031 8 Europe $ 540,000 $ 481,938
Telecommunication Services 0.2%
British Telecommunications plc, 5.13%, 12/04/2028 Europe 1,780,000 1,791,131
Virgin Media Secured Finance plc, 5.50%, 05/15/2029 8 Europe 505,000 467,047
Vodafone Group plc, 4.38%, 05/30/2028 Europe 1,780,000 1,753,595
Total Telecommunication Services 4,065,000 4,011,773
Utility 0.1%
Atlantica Sustainable Infrastructure plc, 4.13%, 06/15/2028 8 Europe 805,000 739,480
Total Corporate Bonds (Cost $263,906,376 ) 265,263,829
Short-Term Investments
U.S. Treasury Securities - 2.7%
U.S. Treasury Bills, 5.28%, 04/23/2024 9 North America 56,000,000 55,819,649
SHARES
FAIR
VALUE
Money Market Funds - 2.1%
Fidelity Institutional Money Market Treasury Portfolio, Institutional Class, 5.21% 10 North America 21,592,682 21,592,682
Invesco Government & Agency Portfolio, Institutional Class, 5.26% 10 North America 21,592,682 21,592,682
Total Money Market Funds 43,185,364
Total Short-Term Investments (Cost $99,005,133) 99,005,013
Total PUBLIC SECURITIES 17.8% 364,268,842
Total Investments (Cost $ 2,048,595,160) 104.2%
2,126,704,130
Liabilities in Excess of Other Assets (4.2)%
(85,759,049)
TOTAL NET ASSETS 100.0% $ 2,040,945,081
1 Cost initially reflects the market value as of the date of Reorganization, where applicable, and is adjusted for subsequent purchases and sales activity.
2 Affiliated security (refer to Note 6, Investments in Affiliated Issuers, for further details).
3 Held through wholly-owned subsidiaries (refer to Note 2, Significant Accounting Policies, for further details).
4 These securities are characterized as Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs. As of March 31, 2024, the total value of all such securities was $1,762,435,288 or 86.4% of net assets.
5 Reflects the date at which the Predecessor Fund initially acquired the investment, where applicable. Certain investments held by the Predecessor
Fund were purchased from affiliates.
6 Indirectly held through an affiliated unconsolidated special purpose vehicle.
7 The Fund’s investments in BII BID Aggregator A L.P. (“Aggregator A”) and BII BID Aggregator B L.P. (“Aggregator B”) represent equity interests in entities that provide debt loans to infrastructure borrowers, either by committing and funding these loans entirely with their own capital, or alongside affiliates.  Brookfield Infrastructure Debt Fund III, LP, an affiliate of the Fund, is also an investor in Aggregator A and Aggregator B (i.e.
a co-investor). Aggregator A and Aggregator B do not charge management fees and redemption provisions are limited to the liquidity of their investments, which may be limited.  The infrastructure debt loans are made across multiple sectors, including transport, data and renewable power
& transition.
The Fund may use certain derivative instruments, in order to hedge its currency or interest rate risk, in accordance with its investment program.
Aggregator A:
Aggregator A has made loan commitments of $189 million of which $128 million was funded as of March 31, 2024.  The coupons for these loans are fixed and, as of March 31, 2024, range from 8% to 9%. The maturities range from April 2027 to March 2031.
Aggregator B:
Aggregator B has made loan commitments of $93 million, all of which were fully funded as of March 31, 2024.  The coupons for these loans are comprised of fixed and variable rates and, as of March 31, 2024, range from 9% to 12% (on a swapped to fixed basis). The maturities range from
August 2027 to April 2028.

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2024
See Notes to Consolidated Schedule of Investments.
Interest Rate Swap Contracts
At March 31, 2024, the Fund had the following interest rate swap contracts outstanding:
Foreign currency forward contracts
At March 31, 2024, the Fund had the following forward exchange contracts outstanding:
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2024, the total value of such security was $21,225,325 or 1.0% of net assets.
9 The rate shown represents current yield to maturity.
10 The rate shown represents the seven-day yield as of March 31, 2024.
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(Local
Currency) Currency Value
Upfront
Payments
(Receipts)
Unrealized
Gain/(Loss)
(USD)
aa aa aa aa
OTC Interest Swap Contracts
Receive 4.236% Pay 3-month BBSY Annual Macquarie 4/17/26 34,000,000 AUD $ 1,499,813 $ — $ 249,144
Receive 4.921% Pay 1-day SONIA Annual Macquarie 4/17/26 17,316,472 GBP 2,294,269 — 270,836
Total Interest Rate Swap Contracts .................................................... $ 3,794,082 $ — $ 519,980
Settlement Date Currency to be received Currency to be delivered Counterparty
Value /
Unrealized
Appreciation
(Depreciation)
04/22/24 651,680 USD 994,460 AUD Goldman Sachs & Co. $ 2,897
04/22/24 681,707 USD 538,019 GBP Goldman Sachs & Co. 2,499
05/02/24 20,361,495 USD 18,700,000 EUR Mizuho Financial Group 162,481
01/07/25 14,505,000,000 COP 3,530,915 USD Macquarie Group 72,213
01/07/25 31,264,000,000 COP 7,289,345 USD Macquarie Group 464,594
02/28/25 28,977,000 USD 26,000,000 EUR Mizuho Financial Group 477,190
06/06/25 2,854,770 USD 4,300,000 AUD Mizuho Financial Group 24,140
06/06/25 2,282,600 USD 2,000,000 EUR Mizuho Financial Group 77,212
08/29/25 29,040,050 USD 26,000,000 EUR Mizuho Financial Group 298,015
02/02/26 3,812,372 USD 5,100,000 CAD Mizuho Financial Group 11,323
02/02/26 4,315,960 USD 3,400,000 GBP Mizuho Financial Group 5,310
02/27/26 31,005,995 USD 27,700,000 EUR Mizuho Financial Group 140,058
03/31/26 102,569,366 USD 137,405,000 CAD Mizuho Financial Group 108,088
03/31/26 1,229,085 USD 1,100,000 EUR Mizuho Financial Group 1,989
12/21/26 25,110,840 USD 37,689,816 AUD Mizuho Financial Group 227,147
Total unrealized appreciation .................................................................... 2,075,156
04/04/24 137,405,000 CAD 101,781,481 USD Mizuho Financial Group (300,506)
04/04/24 100,512,052 USD 137,405,000 CAD Mizuho Financial Group (968,174)
04/22/24 596,526 USD 932,947 AUD Goldman Sachs & Co. (12,078)
04/22/24 614,974 USD 504,739 GBP Goldman Sachs & Co. (22,142)
05/17/24 6,397,000 USD 10,000,000 AUD Goldman Sachs & Co. (130,784)
07/22/24 421,868 USD 658,551 AUD Goldman Sachs & Co. (8,694)
07/22/24 614,873 USD 504,739 GBP Goldman Sachs & Co. (22,260)
10/03/24 124,187,304 USD 170,000,000 CAD Macquarie Group (1,648,596)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2024
See Notes to Consolidated Schedule of Investments.

Brookfield
Settlement Date Currency to be received Currency to be delivered Counterparty
Value /
Unrealized
Appreciation
(Depreciation)
10/04/24 42,182,079 USD 38,669,000 GBP Mizuho Financial Group $ (6,509,719)
10/08/24 63,445,792 USD 98,756,000 AUD Mizuho Financial Group (1,227,458)
10/22/24 427,036 USD 665,788 AUD Goldman Sachs & Co. (9,059)
10/22/24 621,375 USD 510,286 GBP Goldman Sachs & Co. (22,877)
01/07/25 25,195,955 USD 144,524,000,000 COP Macquarie Group (10,324,571)
01/07/25 43,297 USD 249,000,000 COP Macquarie Group (17,897)
01/07/25 24,662,872 USD 140,825,000,000 COP Macquarie Group (9,952,784)
01/07/25 24,655,323 USD 141,275,000,000 COP Macquarie Group (10,067,659)
01/22/25 427,302 USD 665,788 AUD Goldman Sachs & Co. (9,472)
01/22/25 621,069 USD 510,286 GBP Goldman Sachs & Co. (23,428)
02/28/25 1,582,020 EUR 1,778,665 USD Mizuho Financial Group (43,852)
04/03/25 126,684,626 USD 173,525,000 CAD Macquarie Group (2,041,468)
04/24/25 418,013 USD 651,314 AUD Goldman Sachs & Co. (9,763)
04/24/25 607,068 USD 499,193 GBP Goldman Sachs & Co. (23,527)
06/06/25 2,235,468 USD 11,326,000,000 COP Macquarie Group (219,182)
06/06/25 38,500,000 EUR 44,086,350 USD Mizuho Financial Group (1,624,527)
06/06/25 56,593,350 USD 51,500,000 EUR Mizuho Financial Group (74,356)
06/06/25 2,220,138 USD 1,800,000 GBP Mizuho Financial Group (55,641)
06/12/25 2,152,933 USD 1,710,000 GBP Mizuho Financial Group (11,565)
07/22/25 422,592 USD 658,551 AUD Goldman Sachs & Co. (10,276)
07/22/25 613,258 USD 504,739 GBP Goldman Sachs & Co. (24,422)
09/15/25 1,493,045 USD 2,300,000 AUD Mizuho Financial Group (20,362)
09/15/25 9,457,662 USD 12,800,000 CAD Mizuho Financial Group (60,080)
09/15/25 2,653,080 USD 2,400,000 EUR Mizuho Financial Group (168)
09/15/25 1,363,780 USD 1,100,000 GBP Mizuho Financial Group (27,726)
09/22/25 3,084,897 USD 13,808,000,000 COP Macquarie Group (495,845)
10/22/25 426,836 USD 665,788 AUD Goldman Sachs & Co. (10,977)
10/22/25 619,385 USD 510,286 GBP Goldman Sachs & Co. (25,264)
12/15/25 5,074,276 USD 6,900,000 CAD Mizuho Financial Group (59,253)
01/22/26 426,570 USD 665,788 AUD Goldman Sachs & Co. (11,350)
01/22/26 618,926 USD 510,286 GBP Goldman Sachs & Co. (25,752)
03/31/26 3,111,803 USD 4,200,000 CAD Mizuho Financial Group (18,113)
04/17/26 15,345,600 USD 24,000,000 AUD Goldman Sachs & Co. (437,977)
04/17/26 393,991 USD 615,130 AUD Goldman Sachs & Co. (10,607)
04/17/26 571,456 USD 471,460 GBP Goldman Sachs & Co. (24,102)
04/17/26 20,956,394 USD 17,316,472 GBP Goldman Sachs & Co. (915,340)
09/30/26 4,816,731 USD 4,300,000 EUR Mizuho Financial Group (16,358)
12/08/26 16,200,279 USD 12,945,000 GBP Mizuho Financial Group (217,987)
Total unrealized depreciation .................................................................... (47,793,998)
Net unrealized depreciation .................................................................... $ (45,718,842)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2024
See Notes to Consolidated Schedule of Investments.
Abbreviations
AUD
— Australian Dollar
CAD
— Canadian Dollar
COP
— Colombian Peso
EUR
— Euro
GBP
— British Pound
USD
— U.S. Dollar
BBSY
— Bank Bill Swap Rate
SONIA
— Sterling Over Night Indexed Average

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (unaudited)
March 31, 2024

Brookfield
1. ORGANIZATION & INVESTMENT OBJECTIVES
Brookfield Infrastructure Income Fund Inc. (the “Fund”) is a newly organized Maryland corporation registered under the
Investment Company Act of 1940, as amended (the “1940 Act” or the “Investment Company Act”), as a non-diversified, closed-end management investment company with no operating history. The Fund continuously offers its shares of common stock, as well as periodic liquidity to investors. The Fund's Class I Shares, Class S Shares and Class D Shares
commenced operations on November 1, 2023, December 1, 2023 and March 1, 2024, respectively.
The Fund currently offers shares of four classes of common stock on a continuous basis: Class I Common Shares (“Class
I Shares”), Class D Common Shares (“Class D Shares”), Class S Common Shares (“Class S Shares”), and Class T
Common Shares (“Class T Shares” and, together with the Class I Shares, the Class D Shares, and the Class S Shares,
the “Shares”). The Fund was granted exemptive relief (the “Multi-Class Exemptive Relief”) by the U.S. Securities and
Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. In addition to the Class I Shares, Class D Shares, Class S Shares, and Class
T Shares, the Fund may offer additional classes of shares in the future.
Brookfield Asset Management Private Institutional Capital Adviser (Canada), L.P. (the “Adviser”) serves as the investment adviser to the Fund pursuant to the terms of an investment advisory agreement with the Fund (the “Advisory Agreement”).
The Adviser is an indirect wholly-owned subsidiary of Brookfield Asset Management ULC (“BAM ULC”). Brookfield
Public Securities Group LLC (the “Administrator”), an indirect-wholly-owned subsidiary of BAM ULC, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund.
Brookfield Corporation, a publicly traded company (NYSE: BN; TSX: BN), holds a 75% interest in BAM ULC, while
Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAMA) (“Brookfield Asset Management”) holds a 25% interest in
BAM ULC. Brookfield Asset Management is a leading global alternative asset manager.
The Fund’s investment objective is to maximize total returns through growth of capital and current income. There can be no assurance that the Fund will achieve its investment objective.
BII launched on November 1, 2023, as a regulated investment company, structured as a "tender offer fund." At the time of launch, a predecessor fund based in Luxembourg, Brookfield Infrastructure Income Fund SCSp (the "Predecessor
Fund"), was reorganized into the Fund (the "Reorganization") and as a result, the Fund adopted all of the assets and liabilities of the Predecessor Fund, including its portfolio of private infrastructure investments. The Fund maintains an investment objective and investment strategies, policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Predecessor Fund. Further, the Reorganization did not result in (1) a material change in the
Predecessor Fund’s investment portfolio due to investment restrictions; or (2) a change in accounting policies. Additionally, the investment advisers and portfolio managers did not change as a result of the Reorganization. The net asset value of the Fund’s shares as of close of business on October 31, 2023, after the Reorganization, was $10.00 for Class I Shares and the Fund received in-kind capital contributions of net assets valued at $1,548,637,987 in exchange for 154,863,799
Class I Shares.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reporting entity and principles of consolidation
The entities listed below are wholly-owned subsidiaries (each a “Subsidiary”, or together “Subsidiaries”) of the Fund. All investments held by the Subsidiaries are disclosed in the Consolidated Schedule of Investments.
Subsidiaries
Enercare BII ULC, an Alberta corporation formed on September 23, 2022.
IPL BII ULC, an Alberta corporation formed on September 23, 2022.

2024 Quarterly Report
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2024
Ontario Wind BII ULC, an Alberta corporation formed on September 23, 2022.
Intermediate Holdings US LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on September 30, 2022.
BII Foundry Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on
December 22, 2022.
BII Smoky Holdings LLC, formed as a limited liability company under the Delaware Limited Liability Company Act on
February 16, 2023.
BII Finco (Cayman) 2 LP formed as an Exempted Limited Partnership registered in the Cayman Islands on October 10th,
2023.
BII Finco GP LLC, formed in Delaware on October 10th, 2023 and is the sole general partner of BII Finco (Cayman) 2 LP.
Valuation of investments
The Board of Directors (the "Board") has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.
The Fund values its Private Investments on at least a monthly basis. The Fund carries its private investments at their estimated fair value as determined by the Adviser. A number of valuation methodologies are considered in arriving at the fair value of unquoted investments, including internal or external valuation models, which may include discounted cash flow analysis. The most appropriate methodology to determine fair value is chosen on an investment by investment basis. Any control, size, liquidity or other discounts or premiums on the investment are considered by the Adviser in their determination of fair value. During the initial period after an investment has been made, cost may represent the most reasonable estimate of fair value. Intra-quarter month-end values will reflect the latest quarterly valuation, as adjusted based on the total return that the investment is expected to generate, the impact of foreign exchange rates, and any adjustments the Adviser deems appropriate.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the relevant exchange closes early, then the equity security will be valued at the last traded price before the relevant exchange close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2024

Brookfield
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models.
The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotation, without any deduction for transaction costs. For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm’s length market transactions, reference to the current fair value or another instrument that is substantially the same, a discounted cash flow analysis, or other valuation models.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-
dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation
Committee following the procedures adopted by the Adviser under the supervision of the Board.
The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation
Committee uses in determining fair value. Non-publicly traded debt and equity securities and other securities or instruments for which reliable market quotations are not available are valued by the Adviser using valuation methodologies applied on a consistent basis. These securities may initially be valued at the acquisition price as the best indicator of fair value. The
Adviser reviews the significant unobservable inputs, valuations of comparable investments and other similar transactions for investments valued at acquisition price to determine whether another valuation methodology should be utilized.
Subsequent valuations will depend on facts and circumstances known as of the valuation date and the application of valuation methodologies further described below. The fair value may also be based on a pending transaction expected to close after the valuation date. These valuation methodologies involve a significant degree of management judgment.
Accordingly, valuations do not necessarily represent the amounts which may eventually be realized from sales or other dispositions of investments in the future. Fair values may differ from the values that would have been used had a ready market for the investment existed, and the differences could be material.
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

2024 Quarterly Report
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2024
3. FAIR VALUE MEASUREMENTS
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets or liabilities
Level 2 — quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of
March 31, 2024:
FAIR VALUE MEASUREMENTS
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments accounted for at fair value:
Private investments ............................ $ — $ — $ 1,762,435,288 $ 1,762,435,288
Public securities .............................. — 265,263,829 — 265,263,829
Short-Term Investments ........................ 43,185,364 55,819,649 — 99,005,013
Total Investments at Fair Value ................... $ 43,185,364 $ 321,083,478 $ 1,762,435,288 $ 2,126,704,130
Other Financial Instruments (Assets)
Foreign currency forward contracts ............... $ — $ 2,075,156 $ — $ 2,075,156
Interest rate swaps ............................ — 519,980 — 519,980
Total Other Financial Instruments (Assets) .......... $ — $ 2,595,136 $ — $ 2,595,136
Other Financial Instruments (Liabilities)
Foreign currency forward contracts ............... $ — $ 47,793,998 $ — $ 47,793,998
Total Other Financial Instruments (Liabilities) ........ $ — $ 47,793,998 $ — $ 47,793,998

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2024

Brookfield
The table below shows the significant unobservable valuation inputs that were used by the Adviser to fair value the Level
3 investments as of March 31, 2024.
The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:
4. BORROWINGS
Related party : On December 8, 2023, the Fund established a $300 million loan facility with BII BIG Holdings L.P., an indirect wholly-owned subsidiary of BAM ULC. Each loan advanced under the facility incurs interest at a rate of 8% per annum and is repayable no later than two years following the date of advance. As of December 31, 2023, $174 million was advanced on the facility and $762,740 of interest was incurred. During the three-month period ended March 31, 2024, the
Fund converted $25,000,000 of the $174,000,000 brought forward balance to equity and repaid the residual balance in cash, including interest of $1,324,276.
Credit facility : The Predecessor Fund established a line of credit with Mizuho Bank, Ltd. on April 19, 2023. This facility was transferred to the Fund as part of the Reorganization that occurred on October 31, 2023. The Fund pays interest in the amount of SOFR plus 2.65% on the amount borrowed; 0.30% on the amount unused if the aggregate outstanding amount of the loan is less than 50% of the commitment (0.25% on the amount unused if otherwise). The Fund incurred commitment fees of $89,483 during the three-month period ended March 31, 2024.
Quantitative Information about Level 3 Fair Value Measurements
Value as of March
31, 2024
Valuation
Approach Valuation Technique
Unobservable
Input
Amount or
Range
Impact to
Valuation
from an
Increase
in Input
(1)
Private equity
Investments
$1,542,421,612 Income
Approach
Discounted
Cash Flow
Discount
Rate
6.5% to 17.3%
(10.9%)
Decrease
Terminal Value
Multiple
4.2x to 23.5x
(11.9x)
Increase
Private debt
Investments
$220,013,676 Income
Approach
Discounted
Cash Flow
Discount
Rate
8% to 12%
(9.3%)
Decrease
1 The impact represents the expected directional change in the fair value of Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
Private Equity Private Debt Total
Balance as of December 31, 2023 $ 1,521,538,907 $ 207,450,302 $ 1,728,989,209
Purchases of investments ................................ 403,581 18,983,803 19,387,384
Return of capital ....................................... — (6,829,000) (6,829,000)
Sales proceeds ........................................ — — —
Accrued discounts (premiums) ............................ — — —
Realized gain (loss) ..................................... — — —
Net change in unrealized appreciation ...................... 20,479,124 408,571 20,887,695
Balance as of March 31, 2024 ............................ $ 1,542,421,612 $ 220,013,676 $ 1,762,435,288
Change in unrealized appreciation for Level 3 assets still held at the reporting date ......................................
$ 20,479,124 $ 408,571 $ 20,887,695
3. FAIR VALUE MEASUREMENTS (continued)

2024 Quarterly Report
BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2024
During the three-month period ended March 31, 2024, the Fund borrowed an additional $4,000,000 and subsequently repaid the total outstanding amount on the facility of $101,902,000, including accrued interest of $788,636. During the period, the Fund borrowed an average daily balance of $3,798,967 at a weighted average borrowing cost of 8.11%.
The Fund amortized $157,069 in deferred financing costs. As of March 31, 2024, the Fund had $661,068 in unamortized deferred financing costs. The remaining portion is being amortized over the life of the agreement which matures on April
18, 2025.
Reverse Repurchase Agreements : In a reverse repurchase agreement, the Fund delivers a security to a financial institution, the counterparty, in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. The Fund will segregate assets delivered as collateral under reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the
Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.
During the three-month period ended March 31, 2024, the Fund settled all outstanding reverse repurchase positions totaling $84,537,000. The average daily balance of positions outstanding during the period was $62,481,091 at a weighted average interest rate of 6.39%. Interest expense amounted to $840,492.
5. INVESTMENTS IN AFFILIATED ISSUERS
The table below reflects transactions during the period with entities that are affiliates as of March 31, 2024.
    aa Opening Value
Purchases, net
of returns of
capital Sales
Unrealized
Appreciation
(Depreciation) End Value
Dividend and
Distributions
Income
1
Australian Utility (AusNet Services) $ 99,067,180 $ — $ — $ (2,033,560) $ 97,033,620 $ —
Canadian Midstream (Inter Pipeline) 173,857,590 — — 112,893 173,970,483 —
Canadian Wind Portfolio (Ontario Wind) 113,599,103 — — 133,440 113,732,543 363,177
Colombian Renewable Power (Isagen) 100,976,332 — — 2,757,368 103,733,700 882,646
European LNG Vessels (Knutsen LNG) 37,245,008 — — 465,041 37,710,049 708,840
European Telecom Towers (GD Towers) 95,643,837 — — (162,357) 95,481,480 355,963
Global Container Network (Triton International) 93,810,489 — — (478,058) 93,332,431 4,240,911
North American Residential Infrastructure (Enercare) 124,458,070 262,454 — 1,111,687 125,832,211 —
North American Residential Infrastructure (Homeserve) 96,484,198 — — 2,460,671 98,944,869 —
Nuclear Services (Westinghouse) 117,835,993 — — 8,120,563 125,956,556 —
Terraform Renewable Power (TERP) 197,610,275 — — 1,221,435 198,831,710 4,516,060
U.K. Renewables (OnPath) 18,679,996 141,127 — 789,049 19,610,172 —
U.K. Utility (SGN) 53,945,067 — — 878,845 54,823,912 —
U.S. Hydro (Smoky Mountain) 141,351,434 — — 4,279,330 145,630,764 —
U.S. Semiconductor Foundry (Intel Partnership) — — — — — —
U.S. Utility (FirstEnergy Transmission) 56,974,335 — — 822,777 57,797,112 31,200
BII BID Aggregator A L.P. 114,729,450 18,983,803 — 207,708 133,920,961 2,735,806
4. BORROWINGS (continued)

BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Notes to Consolidated Schedule of Investments (unaudited) (continued)
March 31, 2024

Brookfield
    aa Opening Value
Purchases, net
of returns of
capital Sales
Unrealized
Appreciation
(Depreciation) End Value
Dividend and
Distributions
Income
1
BII BID Aggregator B L.P. $ 92,720,852 $ (6,829,000) $ — $ 200,863 $ 86,092,715 $ 1,254,223
$ 1,728,989,209 $ 12,558,384 $ — $ 20,887,695 $ 1,762,435,288 $ 15,088,826
1 Dividend and distributions income is shown gross of foreign withholding taxes.
5. INVESTMENTS IN AFFILIATED ISSUERS (continued)